Income Taxes (Components of Domestic and Foreign Income and Provision for Current and Deferred Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income before income taxes:
Sony Group Corporation and all subsidiaries in Japan	¥ 488,738	¥ 466,253	¥ 310,020
Foreign subsidiaries	703,632	333,197	701,628
Income before income taxes	1,192,370	799,450	1,011,648
Income taxes — Current:
Sony Group Corporation and all subsidiaries in Japan	81,706	105,755	82,081
Foreign subsidiaries	72,716	66,636	84,667
Current	154,422	172,391	166,748
Income taxes — Deferred:
Sony Group Corporation and all subsidiaries in Japan	(172,095)	9,421	17,907
Foreign subsidiaries	18,668	(4,622)	(139,557)
Deferred	(153,427)	4,799	(121,650)
Total income tax expense	¥ 995	¥ 177,190	¥ 45,098